Income Taxes - Components of Income Tax Benefit (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Provision for income taxes:
Current			$ 1,605	$ (905)	$ 1,761
Deferred			(19,868)	(6,078)	(4,408)
Income tax benefit	$ (9,205)	$ (9,813)	$ (18,263)	$ (6,983)	$ (2,647)